Share capital - Disclosure of shares issued (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of issued capital [Abstract]
Equity, opening balance	$ 112,575	$ 165,821
Issue of common shares	236,747
Exercise of derivative warrants	40,507	3,071
Exercise of stock options	13,748	943
Equity, closing balance	$ 273,516	$ 112,575
Common shares
Reconciliation of number of shares issued [Abstract]
Number of shares issued, opening balance (in shares)	85,500	84,052
Issued pursuant to exercise of warrants (in shares)	2,983	1,172
Issued pursuant to exercise of stock options (in shares)	3,580	276
Number of shares issued, closing balance (in shares)	111,798	85,500
Reconciliation of issued capital [Abstract]
Equity, opening balance	$ 504,650	$ 499,200
Issue of common shares	236,747
Exercise of derivative warrants	40,507	3,977
Exercise of stock options	22,197	1,473
Equity, closing balance	$ 790,472	$ 504,650
Common shares | Public Offering
Reconciliation of number of shares issued [Abstract]
Number of shares issued during period (in shares)	12,782
Reconciliation of issued capital [Abstract]
Issue of common shares	$ 179,918
Common shares | ATM Facility
Reconciliation of number of shares issued [Abstract]
Number of shares issued during period (in shares)	6,953
Reconciliation of issued capital [Abstract]
Issue of common shares	$ 43,200